Stock Award Plans - Option Activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at September 30, 2016 (in shares)	459,443
Exercised (in shares)	(311,168)
Forfeited (in shares)	(25,745)
Outstanding at September 30, 2017 (in shares)	122,530	459,443
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, weighted average exercise price at beginning of period (in dollars per share)	$ 21.47
Options exercised, weighted average exercise price (in dollars per share)	22.83
Options forfeited, weighted average exercise price (in dollars per share)	18.61
Options outstanding, weighted average exercise price at end of period (in dollars per share)	$ 18.64	$ 21.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable (in shares)	122,530
Options exercisable, weighted average exercise price (in dollars per share)	$ 18.64
Options outstanding, weighted average remaining contractual term (in years)	2 years	2 years
Options exercisable, weighted average remaining contractual term (in years)	2 years
Options outstanding, aggregate intrinsic value	$ 1,839	$ 2,392
Options exercisable, aggregate intrinsic value	$ 1,839